Discontinued Operations (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009 Woman's Center [Member]	Dec. 31, 2011 Woman's Center [Member]	Jul. 18, 2011 Gulf Coast Medical Center [Member]	Dec. 31, 2010 Gulf Coast Medical Center [Member]	Dec. 31, 2009 Gulf Coast Medical Center [Member]	Dec. 31, 2011 Gulf Coast Medical Center [Member]	Dec. 31, 2010 Riley Hospital [Member]	Dec. 31, 2011 Riley Hospital [Member]	Dec. 31, 2011 Franklin Regional Medical Center [Member]	Dec. 31, 2011 Upstate Carolina Medical Center [Member]	Dec. 31, 2011 St. Mary's Medical Center [Member]	May 31, 2011 Fishermen's Hospital [Member]	Dec. 31, 2011 Fishermen's Hospital [Member]	Dec. 31, 2011 Mercy's [Member]	Sep. 30, 2011 St. Mary's Medical Center And Riverside [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of licensed beds		10,330		172				189		140	70	125	25		25	293
Long-lived asset impairment charges	$ 8,400,000		$ 2,400,000			$ 8,400,000	$ 2,200,000
Goodwill impairment charges															3,600,000
Proceeds from sale of long-lived assets					3,400,000				24,000,000					1,500,000
Goodwill	3,614,000								5,900,000
Purchase price adjustment										300,000
Aggregate allocated purchase price for Mercy's facilities included in discontinued operations																	$ 12,400,000